List Of Significant Subsidiaries	12 Months Ended
Dec. 31, 2011
Disclosures About Segments And Related Information [Abstract]
List Of Significant Subsidiaries

2- List of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2010	2011
ASM Europe B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding B.V. [3]	Almere, the Netherlands	100.00%	100.00%
Advanced Semiconductor Materials (Netherlands Antilles) N.V.	Willemstad, Curacao, Netherlands Antilles	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium N.V.	Leuven, Belgium	100.00%	100.00%
ASM Italia S.r.l.	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd.	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan K.K.	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd.	Quarry Bay, Hong Kong, People's Republic of China	100.00%	100.00%
ASM China Trading Ltd.	Shanghai, People's Republic of China	100.00%	100.00%
ASM Wafer Process Equipment Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM Far East Marketing Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co., Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM NuTool, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd.	Cheonan, South Korea	100.00%	100.00%
ASM Pacific Technology Ltd.	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Automation Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Materials Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Technology Singapore Pte Ltd. [2]	Singapore	52.36%	52.17%
ASM Technology (M) Sdn. Bhd. [2]	Johor Bahru, Malaysia	52.36%	52.17%
ASM Semiconductor Materials (Shenzhen) Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
Edgeward Development Ltd. [2]	Guernsey, Channel Islands	52.36%	52.17%
Shenzhen ASM Micro Electronic Technology Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
ASM Assembly Systems Management GmbH. [4]	Munich, Germany	n/a	52.17%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	n/a	52.17%
ASM Assembly Systems Ltd [4]	Shanghai, People's Republic of China	n/a	52.17%
ASM Assembly Systems Ltd [4]	Manchester, United Kingdom	n/a	52.17%
ASM Assembly Systems SAS [4]	Bussy Saint Georges, France	n/a	52.17%
ASM (Assembly Systems) GmbH [4]	Vienna, Austria	n/a	52.17%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	n/a	52.17%
ASM Assembly Systems, LLC [4]	Suwanee, United States	n/a	52.17%
ASM Assembly Systems S. de R.L. de C. V. [4]	Jalisco, Mexico	n/a	52.17%
ASM Assembly Systems Pte. Ltd. [4]	Singapore	n/a	52.17%
ASM Assembly Systems AB. [4]	Sollentuna, Sweden	n/a	52.17%
ASM Assembly Systems S.r.l. [4]	Milan, Italy	n/a	52.17%
ASM Sistemas para Montagem de Componentes Eletrônicos Ltda [4]	São Paulo, Brazil	n/a	52.17%

(1)	For these subsidiaries ASM International N.V. has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
(2)	100% subsidiaries of ASM Pacific Technology Ltd.
(3)	Established in 2008, ASM Pacific Holding B.V. is holding 52.17% of the shares in ASM Pacific Technology Ltd.
(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.

The accounts of the above mentioned entities and of certain insignificant subsidiaries not mentioned above have been consolidated in the Consolidated Financial Statements.